SHARE-BASED COMPENSATION - Non-vested Share Option Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,570,297	2,570,297		2,495,346		2,708,243
Granted (in shares)	1,320,672	1,320,672		1,279,872		1,157,400
Vested (in shares)	(1,132,050)	(1,132,050)		(1,085,019)		(1,035,577)
Forfeited (in shares)	(55,850)	(55,850)		(119,902)		(334,720)
Non-vested at the end of the period (in shares)	2,703,069	2,703,069		2,570,297		2,495,346	2,708,243
Expected to vest at the end of the period (in shares)	2,448,725							2,448,725
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 12.86		$ 10.37		$ 11.02
Granted (in dollars or CNY per share) | (per share)	21.53	¥ 148.05	15.62	¥ 101.63	9.63	¥ 66.87
Vested (in dollars per share) | $ / shares	12.51		10.50		11.01
Forfeited (in dollars per share) | $ / shares	10.83		10.55		11.09
Non-vested at the end of the period (in dollars per share) | $ / shares	17.29		$ 12.86		$ 10.37
Expected to vest at the end of the period (in dollars per share) | $ / shares	$ 17.29
Capitalized share-based compensation costs | ¥				¥ 0		¥ 0	¥ 0
Share-based compensation	$ 14,571	¥ 100,183		85,968		86,070
Fair value of share options vested	14,161	¥ 97,364		¥ 74,100		¥ 79,139
Unrecognized share-based compensation cost related to non-vested share options	$ 46,741							¥ 321,368
Weighted average vesting period	3 years 1 month 2 days	3 years 1 month 2 days
Lagou Stock Option Plans
Weighted average grant-date fair value
Share-based compensation	$ 696	¥ 4,782
Unrecognized share-based compensation cost related to non-vested share options	$ 324							¥ 2,228
Weighted average vesting period	3 years 3 months	3 years 3 months